SCHEDULE OF LOSS BEFORE INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income before income taxes	$ (489,463)	$ (281,516)	$ (42,977)	$ 115,289
U S
Income before income taxes	(112,735)	(15,868)	(208,993)	(222,011)
H K
Income before income taxes	(4,121)	(3,893)	(49,665)	(45,768)
British Virginia Island [Member]
Income before income taxes	(1,050)	(400)	(2,550)	(2,550)
Labuan [Member]
Income before income taxes	576	(10,397)	(81,873)	(30,131)
M Y
Income before income taxes	$ (372,133)	$ (250,958)	$ 300,104	$ 415,749